Cash and cash equivalents - Summary of cash and cash equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of detailed information about cash and cash equivalents [line items]
Cash and cash equivalents	¥ 639,042	$ 100,280	¥ 1,375,766	$ 215,887	¥ 139,954	¥ 62,126
RMB deposits
Disclosure of detailed information about cash and cash equivalents [line items]
Cash at bank	365,613		20,433
US$ deposits
Disclosure of detailed information about cash and cash equivalents [line items]
Cash at bank	273,402		1,355,276
HK$ deposits
Disclosure of detailed information about cash and cash equivalents [line items]
Cash at bank	¥ 27		¥ 57